UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03714
                                                     ---------

                 Phoenix-Goodwin California Tax Exempt Bond Fund
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               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
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              (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           --------------

                     Date of fiscal year end: April 30, 2004
                                              --------------

                     Date of reporting period: July 31, 2004
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                  (UNAUDITED)


                                             STANDARD      PAR
                                             & POOR'S     VALUE
                                              RATING      (000)    VALUE ($)
                                             --------     -----   ----------

MUNICIPAL TAX-EXEMPT BONDS--98.2%

DEVELOPMENT REVENUE--4.8%
Los Angeles County Public Works
   Financing Authority 5.50%,
   10/1/12 (MBIA/IBC Insured)                   AAA       1,500    1,649,655
San Diego Redevelopment Agency
   Series B 5.35%, 9/1/24 (AMBAC Insured)       AAA       1,000    1,039,720
                                                                 -----------
                                                                   2,689,375
                                                                 -----------
EDUCATION REVENUE--1.9%
California Educational Facilities
   Authority (University of Southern
   California) 5.50%, 10/1/27                   AA+       1,000    1,044,220

GENERAL OBLIGATION--25.6%
California State 5.50%, 4/1/08 (MBIA
   Insured)                                     AAA       1,500    1,649,715
California State General Obligation
   5%, 2/1/20                                   BBB         750      770,182
Centinela Valley Union High School
   District Series A 5.25%, 8/1/31
   (MBIA Insured)                               AAA       2,000    2,083,260
Escondido Union School District
   Series A 5.25%, 8/1/22 (FSA
   Insured)                                     AAA       1,125    1,180,474
Los Angeles Unified School District
   Election of 1997 Series E 5.125%,
   1/1/27 (MBIA Insured)                        AAA       1,000    1,012,000
Pomona California Certificates of
   Participation 5.50%, 6/1/28
   (AMBAC Insured)                              AAA       1,365    1,423,572
Santa Clara Unified School District
   5.50%, 7/1/20 (FGIC Insured)                 AAA       1,000    1,075,560
Walnut Valley Unified School District
   Series A 0%, 8/1/19 (MBIA
   Insured)                                     AAA       8,480    3,411,419
West Contra Costa Unified School
   District Series A 5.45%, 2/1/18
   (MBIA Insured)                               AAA       1,435    1,614,935
                                                                 -----------
                                                                  14,221,117
                                                                 -----------

GENERAL REVENUE--8.4%
Anaheim Public Financing Authority
   Series C 6%, 9/1/16 (FSA Insured)            AAA       2,600    3,068,884
Orange County Recovery
   Certificates of Participation Series
   A 5.80%, 7/1/16 (MBIA Insured)               AAA       1,500    1,627,935
                                                                 -----------
                                                                   4,696,819
                                                                 -----------

MEDICAL REVENUE--2.0%
California State Public Works Board
   Department of Mental Health Revenue
   Series A 5.50%, 6/1/16                       BBB-      1,000    1,089,000

MULTIFAMILY REVENUE--3.3%
Los Angeles Community
   Redevelopment Agency Series A
   6.55%, 1/1/27 (AMBAC/FHA Insured)            AAA       1,780    1,829,840

POWER REVENUE--8.5%
Los Angeles Water and Power
   System Series A-A-2 5.375%,
   7/1/21 (MBIA Insured)                        AAA       2,000    2,123,520
Northern California Power Agency
   Series A 5.20%, 7/1/32 (MBIA Insured)        AAA       1,120    1,143,094
Sacramento Cogeneration Authority
   Project 6.375%, 7/1/10                       BBB         500      525,705
Southern California Public Power
   Authority 5.50%, 7/1/20                      A           915      917,187
                                                                 -----------
                                                                   4,709,506
                                                                 -----------

PRE-REFUNDED--35.6%
Covina Community Redevelopment
   Agency 8.80%, 1/1/08(b)                      NR          600      675,582
Hayward Hospital (St. Rose
   Hospital) 10%, 10/1/04(b)                    AAA          85       86,176
Huntington Park Redevelopment
   Agency Series A 8%, 12/1/19
   (FHA/VA/PRIV MTGS Insured)(b)                AAA       2,400    3,392,664
Los Angeles Harbor Department
   7.60%, 10/1/18(b)                            AAA       1,075    1,343,847

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

                                             STANDARD      PAR
                                             & POOR'S     VALUE
                                              RATING      (000)    VALUE ($)
                                             --------     -----   ----------

M-S-R Public Power Agency Series D
   6.75%, 7/1/20 (MBIA Insured)(b)              AAA       3,325    3,976,168
Northern California Power Agency
   7.50%, 7/1/23 Prerefunded 7/1/21
   @ 100 (AMBAC Insured)                        AAA         195      257,952
Pomona Unified School District
   General Obligation Series C
   5.60%, 8/1/12 (MBIA Insured)(b)              AAA       1,500    1,730,370
Riverside County Single Family
   Revenue Series A 7.80%, 5/1/21
   (GNMA Collateralized)(b) (c)                 AAA       4,000    5,307,039
Riverside County Single Family
   Revenue Series B 8.625%, 5/1/16
   (GNMA Collateralized)(b)                     AAA         700      983,122
Sacramento Cogeneration Authority
   Project 6.375%, 7/1/10 Prerefunded
   7/1/05 @102                                  AAA         500      532,380
Torrance Hospital (Little Co. of Mary
   Hospital) Series A 7.10%, 12/1/15
   Prerefunded 12/1/05 @100                     AAA       1,375    1,464,169
                                                                 -----------
                                                                  19,749,469
                                                                 -----------

WATER & SEWER REVENUE--8.1%
Delta Diablo Sanitation District
   Certificates of Participation 0%,
   12/1/16 (MBIA Insured)                       AAA       1,070      600,046
Los Angeles Wastewater System
    Series D 4.70%, 11/1/17 (FGIC Insured)      AAA       3,885    3,913,166
                                                                 -----------
                                                                   4,513,212
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Total Municipal Tax-Exempt Bonds
(IDENTIFIED COST $50,689,236)                                     54,542,558
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $50,689,236)                                     54,542,558
--------------------------------------------------------------------------------


                                             STANDARD      PAR
                                             & POOR'S     VALUE
                                              RATING      (000)    VALUE ($)
                                             --------     -----    ---------

SHORT-TERM OBLIGATIONS--1.2%

COMMERCIAL PAPER--1.2%
UBS Finance Delaware LLC 1.32%, 8/2/04          A-1+        650      649,952
--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $649,976)                                           649,952
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $51,339,212)                                     55,192,510(a)

Other assets and liabilities, net--0.6%                              345,083
                                                                 -----------
NET ASSETS--100.0%                                               $55,537,593
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,104,021 and gross depreciation of $250,723 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $51,339,212.

(b) Escrowed to maturity.

(c) All or a portion segregated as collateral for futures contracts.
--------------------------------------------------------------------------------

NOTE 1:

At July 31, 2004, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets is as follows: California 98%. At July 31, 2004, 83.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: MBIA 40.1% and GNMA 11.3%.


NOTE 2:

FUTURES CONTRACTS

At July 31, 2004, the Fund had entered into futures contracts as follows:


                                                              Value of                                    Net
                                            Number            Contracts         Market             Unrealized
                           Expiration       of                 when             Value of         Appreciation
Description                Date             Contracts         Opened            Contracts      (Depreciation)
-------------------------------------------------------------------------------------------------------------
Ten Year U.S.
Treasury
Notes                      September'04      5                $  (540,391)      $  (553,594)          $13,203

Twenty Year
U.S. Treasury
Bonds                      September'04     20                 (2,093,750)       (2,164,375)           70,625
---------------------------------------------------------------------------------------------------------------

                                            25                $(2,634,141)      $(2,717,969)          $83,828
                                     --------------------------------------------------------------------------


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix-Goodwin California Tax Exempt Bond Fund
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By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date            September 28, 2004
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date            September 28, 2004
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By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date            September 28, 2004
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* Print the name and title of each signing officer under his or her signature.